Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
UNRECOGNIZED DEFERRED INCOME TAX ASSET	$ 6,428,532	$ 5,831,645
Mineral property interests [Member]
Statement [Line Items]
UNRECOGNIZED DEFERRED INCOME TAX ASSET	1,212,247	1,173,590
Non-capital losses [Member]
Statement [Line Items]
UNRECOGNIZED DEFERRED INCOME TAX ASSET	4,848,123	4,312,706
Property and equipment [Member]
Statement [Line Items]
UNRECOGNIZED DEFERRED INCOME TAX ASSET	187,968	198,165
Other items [Member]
Statement [Line Items]
UNRECOGNIZED DEFERRED INCOME TAX ASSET	$ 180,194	$ 147,184